Fair Value Measurements	12 Months Ended
Jan. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

(13) Fair Value Measurements

Layne’s estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in the valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The three levels of the hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets or quoted prices for identical assets in inactive markets.

•	Level 3 – Unobservable inputs reflecting Layne’s own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability.

Layne’s assessment of the significance of a particular input to the fair value in its entirety requires judgment and considers factors specific to the asset or liability. Layne’s financial instruments held at fair value, which include restricted deposits held in acquisition escrow accounts, contingent earnout of acquired businesses and Convertible Notes are presented below as of January 31, 2014 and 2013:

		Fair Value Measurements
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
January 31, 2014
Financial Assets:
Current restricted deposits held at fair value	$2,881	$2,881	$—	$—
Long term restricted deposits held a fair value	$4,964	$4,964	$—	$—
Preferred units of SolmeteX, LLC	$466	$—	$—	$466
Cash surrender value of company-owned life insurance(3)	$10,651	$—	$10,651	$—
Financial Liabilities:
Contingent earnout of acquired businesses(1)	$—	$—	$—	$—
Convertible notes(2)	$106,782	$—	$106,782	$—
January 31, 2013
Financial Assets:
Restricted deposits held at fair value	$2,861	$2,861	$—	$—
Financial Liabilities:
Contingent earnout of acquired businesses(1)	$—	$—	$—	$—

(1)	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of the acquired business, Intevras Technologies, LLC, ranging from $1.5 million to $6.1 million over the life of the earnout. The business was acquired in July 2010. The contingent earnout period expires in July 2015. On July 31, 2012, the contingent earnout was reassessed and, based on estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. The conclusions have not changed as of January 31, 2014.
(2)	The fair value of the Convertible Notes is based upon observable inputs of Layne’s underlying stock price and the time value of the conversion option, since observable quoted prices of the 4.25% Convertible Notes are not readily available.
(3)	The fair value of the cash surrender value of company-owned life insurance is based on quoted prices for similar assets in actively traded markets.

Other Financial Instruments

Layne uses the following methods and assumptions in estimating the fair value disclosures for its other financial instruments:

Cash – The carrying amounts reported in the accompanying consolidated balance sheets approximates their fair values and are classified as Level 1 within the fair value hierarchy.

Short-term and long-term debt – The fair value of debt instruments is classified as Level 2 within the fair value hierarchy and is valued using a market approach based on quoted prices for similar instruments traded in active markets. Where quoted prices are not available, the income approach is used to value these instruments based on the present value of future cash flows discounted at estimated borrowing rates for similar debt instruments or on estimated prices based on current yields for debt issues of similar quality and terms.